PHOENIX INVESTMENT TRUST 06
     Supplement dated September 8, 2006 to the Prospectus dated May 1, 2006, as supplemented May 1, 2006, May 22, 2006, July 28, 2006 and July 31, 2006

IMPORTANT NOTICE TO INVESTORS

ALL FUNDS

Effective September 1, 2006, Phoenix Investment Counsel, Inc. ("Phoenix") replaced Engemann Asset Management ("Engemann") as adviser to the PHOENIX ALL-CAP GROWTH FUND, PHOENIX NIFTY FIFTY FUND and PHOENIX SMALL-CAP GROWTH FUND. Engemann now serves as subadviser to each of the funds. Phoenix and Engemann are affiliated investment advisers. The portfolio managers for each of the funds will continue in their current roles. The funds' investment objectives and investment strategies are not affected by this change.

The adviser manages the funds' investment program and the general operations of the funds, including oversight of the funds' subadviser. The subadviser manages the investments of the funds.

Each fund's prospectus is hereby supplemented by the addition of the following information about Phoenix:

     Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix acts as the investment adviser for over 60 mutual funds and as adviser to institutional clients. As of June 30, 2006, Phoenix had approximately $29.4 billion in assets under management. Phoenix has acted as an investment adviser for over 70 years.

All references in the funds' prospectus to Engemann as adviser are hereby revised to reference Engemann as subadviser.

The investment management fee for each fund remains unchanged. Phoenix pays Engemann a subadvisory fee at a rate of 50% of the gross investment management fee of each fund.

NIFTY FIFTY FUND

     The Board of Trustees of the Phoenix Investment Trust 06 (the "Board"), on behalf of Phoenix Nifty Fifty Fund, has unanimously approved the merger of the Phoenix Nifty Fifty Fund with and into the Phoenix Capital Growth Fund. The merger will be conducted without a shareholder vote pursuant to each fund's Declaration of Trust and rules adopted by the Securities and Exchange Commission.

--------------------------------------------------------------------------------
           MERGING FUND                             SURVIVING FUND
--------------------------------------------------------------------------------
     Phoenix Nifty Fifty Fund                 Phoenix Capital Growth Fund
--------------------------------------------------------------------------------

     Pursuant to an Agreement and Plan of Reorganization (the "Agreement") approved by the Board, the Phoenix Nifty Fifty Fund will transfer all or substantially all of its assets to the Phoenix Capital Growth Fund in exchange for shares of the Phoenix Capital Growth Fund and the assumption by the Phoenix Capital Growth Fund of all liabilities of the Phoenix Nifty Fifty Fund. Following the exchange, the Phoenix Nifty Fifty Fund will distribute the shares of the Phoenix Capital Growth Fund to its shareholders pro rata, in liquidation of the Phoenix Nifty Fifty Fund.

     The merger will be effective on or about December 1, 2006.

     Additional information about the merger, as well as information about the Phoenix Capital Growth Fund, will be distributed to shareholders of the Phoenix Nifty Fifty Fund upon consummation of the merger.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.

PXP 2011/PIC Change & PNFF Merger (09/06)
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                           PHOENIX INVESTMENT TRUST 06

  Supplement dated September 8, 2006 to the Statement of Additional Information
                 dated May 1, 2006, as supplemented May 22, 2006

IMPORTANT NOTICE TO INVESTORS

Effective September 1, 2006, Phoenix Investment Counsel, Inc. ("Phoenix") replaced Engemann Asset Management ("Engemann") as adviser to the PHOENIX ALL-CAP GROWTH FUND, PHOENIX NIFTY FIFTY FUND and PHOENIX SMALL-CAP GROWTH FUND. Engemann now serves as subadviser to each of the funds. Phoenix and Engemann are affiliated investment advisers.

The funds' Statement of Additional Information ("SAI") is hereby supplemented by the addition of the following information about Phoenix:

     Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix acts as the investment adviser for over 60 mutual funds and as adviser to institutional clients. As of June 30, 2006, Phoenix had approximately $29.4 billion in assets under management. Phoenix has acted as an investment adviser for over 70 years.

The investment management fee for each fund remains unchanged. Phoenix pays Engemann a subadvisory fee at a rate of 50% of the gross investment management fee of each fund.

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 2011B/PIC Change & PNFF Merger (09/06)